As filed with the Securities and Exchange Commission on May 4, 200
                                     Investment Company Act File Number 811-295




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          SHORT TERM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2006

ITEM 1: REPORT TO STOCKHOLDERS


--------------------------------------------------------------------------------
SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of Short Term Income Fund, Inc. (the "Fund") for the period September 1, 2005 through February 28, 2006.

The Fund's Money Market Portfolio had 13,990 shareholders and net assets of $852,428,643 as of February 28, 2006. The Government Portfolio had 3,708 shareholders and net assets of $461,293,020 as of February 28, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,
/s/ Steven W. Duff





Steven W. Duff
President


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
              Class A               Beginning Account Value    Ending Account Value    Expenses Paid During the
                                             9/1/05                  2/28/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00               $1,016.00                   $4.70
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00               $1,020.13                   $4.71
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
              Class B               Beginning Account Value    Ending Account Value    Expenses Paid During the
                                             9/1/05                  2/28/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00               $1,017.40                   $3.30
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00               $1,021.52                   $3.31
  expenses)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
       First Southwest Shares       Beginning Account Value    Ending Account Value    Expenses Paid During the
                                             9/1/05                  2/28/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00               $1,015.40                   $5.25
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00               $1,019.59                   $5.26
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
      U.S. Government Portfolio
----------------------------------------------------------------------------------------------------------------------
               Class A              Beginning Account Value    Ending Account Value    Expenses Paid During the
                                             9/1/05                  2/28/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00               $1,015.70                   $4.35
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00               $1,020.48                   $4.36
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value   Ending Account Value    Expenses Paid During the
                                              9/1/05                 2/28/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00               $1,017.10                   $3.00
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00               $1,021.82                   $3.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.94%, 0.66%, and 1.05%, for the Money Market Portfolio Class A, Class B, and First Southwest shares, respectively and 0.87%, and 0.60% for the U.S. Government Portfolio Class A and Class B shares, respectively, multiplied by the average account value over the period (September 1, 2005 through February 28, 2006), multiplied by 181/365 (to reflect the most recent fiscal half-year).


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Asset Backed Commercial Paper (19.93%)
--------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Charta LLC                                                      05/02/06     4.69%    $  19,839,833
    15,000,000  Fountain Square Commercial Funding Corp.                        06/23/06     4.66        14,782,925
    10,000,000  Govco Incorporated                                              04/18/06     4.54         9,940,133
    30,000,000  Govco Incorporated                                              05/11/06     4.69        29,725,467
    20,000,000  Greyhawk Funding, LLC                                           03/20/06     4.53        19,952,395
    10,000,000  Lexington Parker Capital Company, LLC                           04/06/06     4.49         9,955,600
    20,000,000  Lexington Parker Capital Company, LLC                           05/10/06     4.72        19,818,389
     4,000,000  Lockhart Funding, LLC                                           03/23/06     4.52         3,989,024
    22,000,000  Lockhart Funding, LLC                                           03/23/06     4.53        21,939,500
    20,000,000  Windmill Funding Corporation                                    04/04/06     4.57        19,914,056
--------------                                                                                        -------------
   171,000,000  Total Asset Backed Commercial Paper                                                     169,857,322
--------------                                                                                        -------------

Commercial Paper (5.26%)
--------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bear Sterns Companies Inc.                                      04/04/06     4.57%    $   9,957,217
    20,000,000  UBS  AG                                                         03/01/06     4.55        20,000,000
    15,000,000  Westpac Banking Corporation                                     05/08/06     4.67        14,869,100
--------------                                                                                        -------------
    45,000,000  Total Commercial Paper                                                                   44,826,317
--------------                                                                                        -------------
Domestic Certificates of Deposit (5.28%)
--------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Wells Fargo Bank, N.A.                                          03/06/06     4.40%    $  25,000,000
    20,000,000  Wilmington Trust Company                                        04/17/06     4.60        20,000,129
--------------                                                                                        -------------
    45,000,000  Total Domestic Certificates of Deposit                                                   45,000,129
--------------                                                                                        -------------
Eurodollar Certificates of Deposit (3.52%)
--------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Societe Generale                                                02/02/07     4.90%    $  30,002,683
--------------                                                                                        -------------
    30,000,000  Total Eurodollar Certificates of Deposit                                                 30,002,683
--------------                                                                                        -------------
Floating Rate Securities (6.45%)
--------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America Federal Funds Floater (b)                       12/15/06     4.56%    $  30,000,000
    15,000,000  General Electric Capital Corporation Extendible
                Monthly Securities (c)                                          03/17/07     4.67        15,000,000
    10,000,000  Merrill Lynch & Co, Inc. Extendible Monthly Securities (d)      03/15/07     4.55        10,000,000
--------------                                                                                        -------------
    55,000,000  Total Floating Rate Securities                                                           55,000,000
--------------                                                                                        -------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Foreign Commercial Paper (2.82%)
--------------------------------------------------------------------------------------------------------------------------
$   24,100,000  Alliance & Leicester PLC                                        03/15/06     4.47%    $  24,058,481
--------------                                                                                        -------------
    24,100,000  Total Foreign Commercial Paper                                                           24,058,481
--------------                                                                                        -------------

Letter of Credit Commercial Paper (6.42%)
--------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Dean Health System, Inc.
                LOC M & I Marshall & Ilsley Bank                                03/16/06     4.54%    $  29,943,500
    25,000,000  ICICI Bank Ltd.
                LOC Fortis Bank S.A. / N.V.                                     05/15/06     4.70        24,757,812
--------------                                                                                        -------------
    55,000,000  Total Letter of Credit Commercial Paper                                                  54,701,312
--------------                                                                                        -------------

Loan Participations (5.28%)
--------------------------------------------------------------------------------------------------------------------------
$   30,000,000  AXA Equitable Life Insurance Company with
                J.P. Morgan Chase (e)                                           03/21/06     4.59%    $  30,000,000
    15,000,000  Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase
                Guaranteed by General Electric Company                          05/19/06     4.50        15,000,000
--------------                                                                                        -------------
    45,000,000  Total Loan Participations                                                                45,000,000
--------------                                                                                        -------------
Other Notes (2.93%)
--------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Winston-Salem, NC COPS - Series 1992                            03/06/06     4.54%    $  25,000,000
--------------                                                                                        -------------
    25,000,000  Total Other Notes                                                                        25,000,000
--------------                                                                                        -------------
Repurchase Agreement (7.63%)
--------------------------------------------------------------------------------------------------------------------------
$   65,000,000  Bank of America, purchased 02/28/06, repurchase proceeds at maturity $65,008,215 (Collateralized by $162,366,366, GNMA,
                1.720% to 6.000%, due 05/16/30 to 02/20/36, value $66,001,290)  03/01/06      4.55%   $  65,000,000
--------------                                                                                        -------------
    65,000,000  Total Repurchase Agreement                                                               65,000,000
--------------                                                                                        -------------
U.S. Government Agency Medium Term Notes (3.52%)
--------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Federal Home Loan Mortgage Corporation                          02/09/07      4.76%   $  30,000,000
--------------                                                                                        -------------
    30,000,000  Total U.S. Government Agency Medium Term Notes                                           30,000,000
--------------                                                                                        -------------
Variable Rate Demand Instruments (f) (23.29%)
--------------------------------------------------------------------------------------------------------------------------
$    2,185,000  Ali Industries, Inc. Project
                LOC National City Bank                                          07/01/10      4.62%   $   2,185,000
     5,500,000  Allegheny County, PA  IDA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                              11/01/27      4.57        5,500,000
     2,250,000  Alta Mira LLC, - Series 2004
                LOC M & I Marshall & Ilsley Bank                                11/01/34      4.67        2,250,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Variable Rate Demand Instruments (f) (Continued)
--------------------------------------------------------------------------------------------------------------------------
$    1,730,000  ARS Development Project, - Series 2001
                LOC National City Bank                                          09/01/21     4.67%    $   1,730,000
     1,180,000  B & V Land Company, LLC
                LOC Huntington National Bank                                    09/01/27     4.67         1,180,000
     5,875,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank                                                05/01/25     4.66         5,875,000
     1,405,000  Bank of Kentucky Building, LLC - Series 1999
                LOC US Bank, N.A.                                               12/01/19     4.62         1,405,000
     2,940,000  Bollman Capital, LLC - Series 1996A
                LOC First of America Bank                                       12/15/26     4.62         2,940,000
     1,000,000  Bookstore Notes, - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                                10/01/44     4.57         1,000,000
       620,000  Burgess & Niple Limited, - Series 1999
                LOC National City Bank                                          09/01/14     4.62           620,000
       760,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                               09/01/08     4.71           760,000
       521,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D
                LOC JPMorgan Chase Bank, N.A.                                   07/02/18     4.58           521,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc. Project) - Series 2005A
                LOC KeyBank, N.A.                                               02/01/35     4.62         5,000,000
     1,070,000  Community Limited Care Dialysis Center, - Series 1997
                LOC Fifth Third Bank                                            12/01/12     4.64         1,070,000
     2,699,000  County of Genessee, MI GO - Series 2005                         03/01/08     4.57         2,699,000
       755,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                            09/01/08     4.72           755,000
       465,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                            09/01/08     4.72           465,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24     4.57           300,000
     2,670,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27     4.67         2,670,000
     4,985,245  Federal Home Loan Mortgage Corporation
                Class A Certificates, - Series M006                             10/15/45     4.57         4,985,245
     2,490,000  Frank J. Catanzaro Sons and Daughters, Inc. - Series 2000
                LOC US Bank, N.A.                                               01/01/15     4.57         2,490,000
     1,400,000  Gesmundo & Associates, Inc.
                LOC National City Bank                                          08/15/27     4.57         1,400,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Variable Rate Demand Instruments (f) (Continued)
--------------------------------------------------------------------------------------------------------------------------
$    1,020,000  Graves Lumber Co. Project - Series 2000
                LOC Federal Home Loan Bank of Cincinnati                        11/01/10     4.67%    $   1,020,000
     1,206,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                            06/01/34     4.57         1,206,000
     2,500,000  Holland - Sheltair Aviation Funding, LLC - Series 2005 - B4
                LOC Mellon Bank, N.A.                                           05/01/35     4.57         2,500,000
     3,685,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank of Michigan/Illinois                     10/01/16     4.62         3,685,000
       300,000  LAM Funding, LLC - Series A
                LOC National City Bank                                          12/15/27     4.57           300,000
     8,200,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                          02/01/26     4.59         8,200,000
       890,000  Lincoln Parkway LLC
                LOC Fifth Third Bank                                            06/01/44     4.57           890,000
     1,630,000  LKWP Investments, LLC - Series 1997
                LOC Huntington National Bank                                    03/01/27     4.67         1,630,000
       640,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                               10/01/27     4.67           640,000
       620,000  Madison, WI Community Development Authority EDA
                (Block 90 Parking Ramp Project)
                LOC US Bank, N.A.                                               10/01/08     4.67           620,000
     3,470,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                         07/01/29     4.57         3,470,000
     1,135,000  Miami Valley Realty Associates - Series 1997
                LOC KeyBank, N.A.                                               06/01/12     4.64         1,135,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                LOC Federal Home Loan Bank of Dallas                            07/01/20     4.59         3,500,000
     3,020,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                                10/01/24     4.57         3,020,000
    13,855,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank                                                06/01/20     4.59        13,855,000
       925,000  Mount Carmel East Professional Office Building - Series 1994A
                LOC National City Bank                                          01/01/14     4.62           925,000
     1,175,000  Mount Carmel Partnership Project - Series 1994
                LOC National City Bank                                          08/01/14     4.62         1,175,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Variable Rate Demand Instruments (f) (Continued)
--------------------------------------------------------------------------------------------------------------------------
$    3,245,000  Mount Ontario Holdings LLC - Series 2001
                LOC US Bank, N.A.                                               04/01/21     4.60%    $   3,245,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy) - Series 2001B
                LOC Wachovia Bank, N.A.                                         09/01/21     4.56         5,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B
                Collateralized by Federal National Mortgage Association         05/15/36     4.54         4,600,000
     7,000,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                            12/01/08     4.57         7,000,000
     2,655,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.)
                LOC National City Bank                                          12/01/09     4.62         2,655,000
     3,100,000  Ordeal Properties LLC - Series 1997
                LOC KeyBank, N.A.                                               10/01/12     4.62         3,100,000
     1,600,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991 A1
                LOC PNC Bank, N.A.                                              05/01/21     4.57         1,600,000
    10,500,000  PRD Financial LLC - Series 1997
                LOC National City Bank                                          04/01/27     4.57        10,500,000
     4,000,000  Prevea Clinic, Inc., - Series 2004 - A
                LOC Wells Fargo Bank, N.A.                                      12/01/34     4.52         4,000,000
       400,000  Riverview Medical Office Buildings Limited Partnership -
                Series 1997
                LOC National City Bank of Michigan/Illinois                     11/01/17     4.62           400,000
     4,800,000  Rochester Institute of Technology, NY RB - Series 2004A         11/01/21     4.67         4,800,000
     1,625,000  Sacramento County Housing Authority, CA
                (Hidden Oaks Apartments) - Series 1999 Issue C-T
                Collateralized by Federal National Mortgage Association         05/15/29     4.63         1,625,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                               04/01/23     4.61        10,000,000
       215,000  SGS Tool Company - Series 1996
                LOC Huntington National Bank                                    06/01/06     4.72           215,000
     2,855,000  Shelburne Realty & Troy Realty - Series 1996
                LOC National City Bank                                          04/01/17     4.62         2,855,000
    13,055,000  Southwestern Group Limited Project - Series 2001
                LOC US Bank, N.A.                                               07/01/21     4.57        13,055,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Variable Rate Demand Instruments (f) (Continued)
--------------------------------------------------------------------------------------------------------------------------
$    5,810,000  St. Johns County IDA  RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Banks, PLC                                     08/01/34     4.57%    $   5,810,000
     2,975,000  St. Ann's Medical Office Building
                Limited Partnership - Series 1998
                LOC National City Bank of Michigan/Illinois                     11/01/19     4.62         2,975,000
     6,304,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34     4.62         6,304,000
     4,475,000  Tom Richards, Inc. (Team Land, LLC/Team Industries)
                LOC Federal Home Loan Bank of Cincinnati                        12/01/16     4.62         4,475,000
     3,000,000  Tri-Park Villas Notes - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                                10/01/44     4.57         3,000,000
     1,400,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                                         05/01/18     4.67         1,400,000
       865,000  Valley City Linen Co. - Series 1997
                LOC Huntington National Bank                                    02/01/27     4.67           865,000
     3,525,000  Washington State HFC MHRB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38     4.59         3,525,000
--------------                                                                                        -------------
   198,575,245  Total Variable Rate Demand Instruments                                                  198,575,245
--------------                                                                                        -------------

Yankee Certificates of Deposit (7.04%)
--------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Calyon                                                          03/20/06     4.43%    $  30,000,000
    30,000,000  Natexis Banques Populaires S.A.                                 05/10/06     4.53        30,000,000
--------------                                                                                        -------------
    60,000,000  Total Yankee Certificates of Deposit                                                     60,000,000
--------------                                                                                        -------------
                Total Investments (99.37%) (cost $847,021,489+)                                         847,021,489
                Cash and Other Assets, Net of Liabilities (0.63%)                                         5,407,154
                                                                                                      -------------
                Net Assets (100.00%)                                                                  $ 852,428,643
                                                                                                      =============

                + Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes daily based upon Federal Funds Target plus 0.06%.

(c)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(d)  The interest rate changes monthly based upon one month LIBOR minus 0.02%.

(e)  The interest rate changes monthly based upon one month LIBOR plus 0.02%.

(f) Unless otherwise noted securities payable on demand at par including accrued interest (with one or seven days notice). Interest is adjusted weekly.


KEY:
COPS    =    Certificates of Participation                 HFA     =   Housing Finance Authority
EDA     =    Economic Development Authority                HFC     =   Housing Finance Commission
EDFA    =    Economic Development Finance Authority        IDA     =   Industrial Development Authority
EDRB    =    Economic Development Revenue Bond             LOC     =   Letter of Credit
GNMA    =    Government National Mortgage Association      MHRB    =   Multi - Family Housing Revenue Bond
GO      =    General Obligation                            RB      =   Revenue Bond
























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
  Less than 31 Days                $ 593,458,144              70.06%
  31 through 60 Days                  69,767,135               8.24
  61 through 90 Days                 109,010,602              12.87
  91 through 120 Days                 14,782,925               1.75
  121 through 180 Days                        --               0.00
  Over 180 Days                       60,002,683               7.08
------------------------------------------------------------------------------
  Total                            $ 847,021,489             100.00%
------------------------------------------------------------------------------







































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date     Coupon(a)     (Note 1)
  ------                                                                          ----     --------       ------
Repurchase Agreements (56.58%)
------------------------------------------------------------------------------------------------------------------------------------
$  110,000,000  Annaly Mortgage Management, Inc., purchased 02/28/06, repurchase proceeds at maturity $110,013,964 (Collateralized by
                $257,573,182 GNMA, 4.000% to 5.000%,
                due 05/17/31 to 10/20/34, value $112,200,000)                   03/01/06     4.57%    $ 110,000,000
    21,000,000  Bank of America, purchased 02/28/06,
                repurchase proceeds at maturity $21,002,654 (Collateralized by
                $93,855,442, GNMA, 3.963% to 5.000%,
                due 06/16/26 to 05/16/30, value $21,420,000)                    03/01/06     4.55        21,000,000
    15,000,000  Bear, Stearns & Co., purchased 02/28/06,
                repurchase proceeds at maturity $15,001,896 (Collateralized by
                $58,549,027, GNMA, 3.750% to 7.500%,
                due 03/15/14 to 05/20/34, value $15,302,965)                    03/01/06     4.55        15,000,000
   115,000,000  UBS AG, purchased 02/28/06, repurchase
                proceeds at maturity $115,014,535 (Collateralized by
                $510,227,265, GNMA, 4.000% to 11.500%,
                due 09/15/06 to 06/15/42, value $117,300,244)                   03/01/06     4.55       115,000,000
--------------                                                                                        -------------
   261,000,000  Total Repurchase Agreements                                                             261,000,000
--------------                                                                                        -------------

U.S. Government Obligations (43.49%)
------------------------------------------------------------------------------------------------------------------------------------
$   95,000,000  U.S. Treasury Bill                                              03/02/06     4.25%    $  94,988,785
    35,000,000  U.S. Treasury Note, 7.000%                                      07/15/06     4.45        35,317,061
    30,000,000  U.S. Treasury Note, 7.000%                                      07/15/06     4.58        30,255,787
    40,000,000  U.S. Treasury Note, 4.625%                                      05/15/06     4.18        40,035,893
--------------                                                                                        -------------
   200,000,000  Total U.S. Government Obligations                                                       200,597,526
--------------                                                                                        -------------
                Total Investments (100.07%) (cost $461,597,526+)                                        461,597,526
                Liabilities in excess of Cash and Other Assets (-0.07%)                                    (304,506)
                                                                                                      -------------
                Net Assets (100.00%)                                                                  $ 461,293,020
                                                                                                      =============

                + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.


KEY:
GNMA    =  Government National Mortgage Association


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
  Less than 31 Days                $   355,988,785             77.12%
  31 through 60 Days                            --              0.00
  61 through 90 Days                    40,035,893              8.67
  91 through 120 Days                           --              0.00
  121 through 180 Days                  65,572,848             14.21
  Over 180 Days                                 --              0.00
------------------------------------------------------------------------------
  Total                            $   461,597,526            100.00%
------------------------------------------------------------------------------































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

                                                                         Money Market              U.S. Government
                                                                          Portfolio                   Portfolio
                                                                    ---------------------       ---------------------
ASSETS
   Investments in securities, at amortized cost (Note 1)........    $         782,021,489       $        200,597,526
   Repurchase agreements (Note 1)...............................               65,000,000                261,000,000
   Cash ........................................................                4,531,859                    -0-
   Accrued interest receivable..................................                2,076,595                  1,140,369
   Prepaid expenses.............................................                   20,414                     28,444
                                                                    ---------------------       --------------------
         Total assets...........................................              853,650,357                462,766,339
                                                                    ---------------------       --------------------

LIABILITIES
   Payable to affiliates*.......................................                  373,093                    191,599
   Accrued expenses.............................................                   50,762                     64,148
   Due to custodian.............................................                   -0-                       740,007
   Dividends payable............................................                  797,859                    477,565
                                                                    ---------------------       --------------------
         Total liabilities.....................................                 1,221,714                  1,473,319
                                                                    ---------------------       --------------------
   Net assets..................................................     $         852,428,643       $        461,293,020
                                                                    =====================       ====================

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock..............     $         852,429,758       $        461,293,020
   Accumulated net realized loss...............................                    (1,115)                   -0-
                                                                    ---------------------       --------------------
   Net assets..................................................     $         852,428,643       $        461,293,020
                                                                    =====================       ====================
   Net asset value, per share (Note 3):
   Money Market Portfolio:
   Class A shares, ($375,720,443 applicable to 375,720,934 shares outstanding)                          $       1.00
                                                                                                        ============
   Class B shares, ($350,664,174 applicable to 350,664,633 shares outstanding)                          $       1.00
                                                                                                        ============
   First Southwest shares, ($126,044,026 applicable to 126,044,191 shares outstanding)                  $       1.00
                                                                                                        ============
   U.S. Government Portfolio:
   Class A shares, ($232,465,629 applicable to 232,465,629 shares outstanding)                          $       1.00
                                                                                                        ============
   Class B shares, ($228,827,391 applicable to 228,827,391 shares outstanding)                          $       1.00
                                                                                                        ============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

                                                                        Money Market              U.S. Government
                                                                         Portfolio                   Portfolio
                                                                   ---------------------       --------------------
INVESTMENT INCOME
Income:

   Interest.....................................................   $          17,998,322       $          9,361,961
                                                                   ---------------------       --------------------
Expenses: (Note 2)
   Investment management fee....................................               1,298,406                    613,166
   Administration fee...........................................                 913,293                    489,025
   Distribution fee (First Southwest shares)....................                 163,269                    -0-
   Shareholder servicing fee (Class A)..........................                 477,454                    302,174
   Shareholder servicing fee (First Southwest shares)...........                 163,269                    -0-
   Custodian expenses...........................................                  20,240                     11,967
   Shareholder servicing and related shareholder expenses+......                 288,223                    168,137
   Legal, compliance and filing fees............................                 235,049                     53,779
   Audit and accounting.........................................                  81,521                     57,677
   Directors' fees..............................................                  29,517                     16,266
   Miscellaneous................................................                  29,023                     12,692
                                                                   ---------------------       --------------------
       Total expenses...........................................               3,699,264                  1,724,883
       Less:  Fees waived (First Southwest shares)..............                 (39,185)                   -0-
              Expenses paid indirectly..........................                    (364)                    (6,957)
                                                                   ---------------------       --------------------
       Net expenses.............................................               3,659,715                  1,717,926
                                                                   ---------------------       --------------------
Net investment income...........................................              14,338,607                  7,644,035


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................                 -0-                          2,751
                                                                   ---------------------       --------------------
Increase in net assets from operations..........................   $          14,338,607       $          7,646,786
                                                                   =====================       ====================

+ Includes class specific transfer agency expenses of $152,771 and $89,304 for the Money Market Portfolio Class A and Class B shares, respectively and $96,687 and $61,598 for the U.S. Government Portfolio Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                  Money Market Portfolio               U.S. Government Portfolio
                                             -----------------------------------   ----------------------------------
                                             Six Months Ended         Year         Six Months Ended        Year
                                             February 28, 2006        Ended        February 28, 2006       Ended
                                                (Unaudited)      August 31, 2005      (Unaudited)     August 31, 2005
                                             ----------------   ----------------   -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..................  $     14,338,607   $     17,371,571    $     7,644,035   $     9,049,419
    Net realized gain (loss) on investments          -0-                  (1,115)             2,751                75
                                             ----------------   ---------------     ---------------   ---------------
    Increase in net assets from operations.        14,338,607         17,370,456          7,646,786         9,049,494
Dividends to shareholders from net investment income:
    Class A................................        (6,122,326)        (6,178,819)        (3,804,499)       (4,301,759)
    Class B................................        (6,189,110)        (9,138,174)        (3,839,536)       (4,747,660)
    First Southwest shares.................        (2,027,171)        (2,054,578)           -0-               -0-
                                             ----------------   ----------------    ---------------   ---------------
       Total dividend to shareholders......       (14,338,607)       (17,371,571)        (7,644,035)       (9,049,419)
Distributions to shareholders from realized gain on investments:
    Class A................................           -0-                -0-                 (1,410)              (36)
    Class B................................           -0-                -0-                 (1,341)              (39)
    First Southwest shares.................           -0-                -0-                -0-                -0-
                                             ----------------   ----------------    ---------------   ---------------
       Total distributions to shareholders.           -0-                -0-                   (2,751)              (75)
Capital share transactions (Note 3):
    Class A................................        28,141,391        (23,070,586)        (5,898,782)      (12,269,538)
    Class B................................       (48,423,335)      (215,703,492)        (4,561,996)      (57,122,700)
    First Southwest shares.................         9,133,101        (25,472,772)           -0-               -0-
                                             ----------------   ----------------    ---------------    --------------
       Total capital share transactions....       (11,148,843)      (264,246,850)       (10,460,778)      (69,392,238)
                                             ----------------   ----------------    ---------------    --------------
       Total increase (decrease)...........       (11,148,843)      (264,247,965)       (10,460,778)      (69,392,238)
Net assets:
    Beginning of period....................       863,577,486      1,127,825,451        471,753,798       541,146,036
                                             ----------------   ----------------    ---------------    --------------
    End of period..........................  $    852,428,643   $    863,577,486    $   461,293,020    $  471,753,798
                                             ================   ================    ===============    ==============
Undistributed net investment income........  $        -0-        $       -0-          $     -0-          $    -0-
                                             ================   ================    ===============    ==============


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Short Term Income Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (the "First Southwest shares"). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each Portfolio represent the same interest in the income and assets of their respective Portfolios. Distribution of First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the period ended February 28, 2006, the following fees were voluntarily waived by the Distributor:

                                                                    Money Market Portfolio
                                                                    ----------------------
Distribution fees - First Southwest shares                                $ 39,185
The Distributor has no right to recoup prior fee waivers.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,450 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $190,185 and $117,399 for the Money Market Portfolio and the U.S. Government Portfolio, respectively paid to Reich & Tang Services, Inc., ("the Transfer Agent), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended February 28, 2006, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

For the period ended February 28, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

                                                        Money Market Portfolio           U.S. Government Portfolio
                                                        ----------------------           -------------------------
Custodian expenses                                             $   -0-                          $  6,784
Shareholder servicing and related shareholder expenses             364                               173
                                                               -------                          --------
    Total                                                      $   364                          $  6,957
                                                               =======                          ========
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Capital Stock

At February 28, 2006, 10,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                 Money Market Portfolio                   U.S. Government Portfolio
                                         ------------------------------------       -----------------------------------
                                         Six Months Ended          Year             Six Months Ended         Year
                                         February 28, 2006         Ended            February 28, 2006        Ended
                                            (Unaudited)       August 31, 2005         (Unaudited)       August 31, 2005
                                         -----------------   ----------------       -----------------  ----------------
Class A shares
--------------
Sold..................................         943,795,626      1,917,167,808             646,075,725     1,119,590,779
Issued on reinvestment of dividends...           5,465,811          5,492,425               3,387,713         3,547,909
Redeemed..............................        (921,120,046)    (1,945,730,819)           (655,362,220)   (1,135,408,226)
                                         -----------------   ----------------       -----------------  ----------------
Net increase (decrease)...............          28,141,391        (23,070,586)             (5,898,782)      (12,269,538)
                                         =================   ================       =================  ================
Class B shares
--------------
Sold..................................         594,471,705      1,355,103,467             433,456,635     1,028,993,585
Issued on reinvestment of dividends...           6,202,516          8,895,965               3,538,612         4,448,814
Redeemed..............................        (649,097,556)    (1,579,702,924)           (441,557,243)   (1,090,565,099)
                                         -----------------   ----------------       -----------------  ----------------
Net increase (decrease)...............         (48,423,335)      (215,703,492)             (4,561,996)      (57,122,700)
                                         =================   ================       =================  ================
First Southwest shares
----------------------
Sold..................................         112,358,216        142,993,781
Issued on reinvestment of dividends...           2,027,207          2,062,226
Redeemed..............................        (105,252,322)      (170,528,779)
                                         -----------------   ----------------
Net increase (decrease)...............           9,133,101        (25,472,772)
                                         =================   ================

4. Tax Information

The tax character of all dividends and distributions paid during the years ended August 31, 2005 and 2004 were as follows:

                                               Money Market Portfolio                  U.S. Government Portfolio
                                            -----------------------------           -------------------------------
                                                2005             2004                  2005                2004
                                            ------------     ------------           -----------         -----------
Ordinary income.......................      $ 17,371,571     $  5,436,524           $ 9,049,494         $ 2,265,217
Long-term capital gains...............           -0-                  872                -0-                -0-

The Money Market Portfolio has a post-October loss deferral of $199, which will reverse on September 1, 2005.

At August 31, 2005, the Fund had no distributable earnings.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights

                                                                          Money Market Portfolio
Class A shares                         Six Months Ended                     Year Ended August 31,
--------------                         February 28, 2006 --------------------------------------------------------------
                                          (Unaudited)       2005         2004         2003         2002         2001
                                           ---------     ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           ---------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income................      0.016         0.017        0.003        0.006        0.014        0.045
   Net realized and unrealized gain (loss)
   on investments.......................       --           0.000        0.000        0.000        0.000        0.000
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total from investment operations.......      0.016         0.017        0.003        0.006        0.014        0.045
Less distributions from:
   Dividends from net investment income.     (0.016)       (0.017)      (0.003)      (0.006)      (0.014)      (0.045)
   Net realized gains on investments....     ( --  )       ( --  )      (0.000)      ( --  )      (0.000)      (0.000)
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total distributions....................     (0.016)       (0.017)      (0.003)      (0.006)      (0.014)      (0.045)
                                           ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           =========     ==========   ==========   ==========   ==========   ==========
Total Return............................      1.60%(a)      1.66%        0.33%        0.63%        1.44%        4.59%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 375,721     $  347,579   $  370,650   $  389,718   $  322,381   $  675,289
Ratios to average net assets:
   Expenses (net of fees waived)(b).....      0.94%(c)      0.94%        0.87%        0.87%        0.97%        1.01%
   Net investment income................      3.21%(c)      1.64%        0.32%        0.61%        1.56%        4.55%
   Expenses paid indirectly.............      0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                          Money Market Portfolio
Class B shares                         Six Months Ended                     Year Ended August 31,
--------------                         February 28, 2006 --------------------------------------------------------------
                                          (Unaudited)       2005         2004         2003         2002         2001
                                           ---------     ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           ---------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income................      0.017         0.019        0.006        0.009        0.018        0.049
   Net realized and unrealized gain (loss)
   on investments.......................       --           0.000        0.000        0.000        0.000        0.000
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total from investment operations.......      0.017         0.019        0.006        0.009        0.018        0.049
Less distributions from:
   Dividends from net investment income.     (0.017)       (0.019)      (0.006)      (0.009)      (0.018)      (0.049)
   Net realized gains on investments....     ( --  )       ( --  )      (0.000)      ( --  )      (0.000)      (0.000)
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total distributions....................     (0.017)       (0.019)      (0.006)      (0.009)      (0.018)      (0.049)
                                           ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           =========     ==========   ==========   ==========   ==========   ==========
Total Return............................      1.74%(a)      1.95%        0.58%        0.92%        1.80%        5.01%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 350,664     $ 399,087    $ 614,791    $ 858,944    $ 838,064    $ 811,173
Ratios to average net assets:
   Expenses (net of fees waived)(b).....      0.66%(c)      0.66%        0.62%        0.58%        0.61%        0.61%
   Net investment income................      3.47%(c)      1.86%        0.57%        0.92%        1.78%        4.71%
   Expenses paid indirectly.............      0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                               Money Market Portfolio
                                       -----------------------------------------------------------------------
                                                                                               August 5, 2002
First Southwest shares                 Six Months Ended           Year Ended August 31,       (Commencement of
----------------------                 February 28, 2006 ------------------------------------    Offering) to
                                          (Unaudited)       2005         2004         2003     August 31, 2002
                                           ---------     ----------   ----------   ----------  ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....   $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                           ---------     ----------   ----------   ----------     ---------
Income from investment operations:
   Net investment income................      0.015         0.015        0.002        0.005          0.001
   Net realized and unrealized gain (loss)
   on investments.......................       --           0.000        0.000        0.000          0.000
                                           ---------     ----------   ----------   ----------     ---------
 Total from investment operations.......      0.015         0.015        0.002        0.005          0.001
Less distributions from:
   Dividends from net investment income      (0.015)       (0.015)      (0.002)      (0.005)        (0.001)
   Net realized gains on investments....     ( --  )       ( --  )      (0.000)      ( --  )        (0.000)
                                           ---------     ----------   ----------   ----------     ---------
 Total distributions....................     (0.015)       (0.015)      (0.002)      (0.005)        (0.001)
                                           ---------     ----------   ----------   ----------     ---------
Net asset value, end of period..........   $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                           =========     ==========   ==========   ==========     =========
Total Return............................      1.54%(a)      1.56%        0.19%        0.50%          0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 126,044     $ 116,911    $ 142,384    $ 130,429      $ 127,082
Ratios to average net assets:
   Expenses (net of fees waived)(b).....      1.05%(c)      1.05%        1.01%        0.99%          0.99%(c)
   Net investment income................      3.10%(c)      1.52%        0.19%        0.51%          0.93%(c)
   Distribution fees waived.............      0.06%(c)      0.06%        0.06%        0.06%          0.06%(c)
   Expenses paid indirectly.............      0.00%(c)      0.00%        0.00%        0.00%          0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                          U.S. Government Portfolio
Class A shares                         Six Months Ended                      Year Ended August 31,
--------------                         February 28, 2006 --------------------------------------------------------------
                                          (Unaudited)       2005         2004         2003         2002         2001
                                           ---------     ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           ---------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income................      0.016         0.016        0.003        0.006        0.014        0.044
   Net realized and unrealized gain (loss)
   on investments.......................      0.000         0.000        0.000        0.000         --          0.000
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total from investment operations.......      0.016         0.016        0.003        0.006        0.014        0.044
Less distributions from:
   Dividends from net investment income.     (0.016)       (0.016)      (0.003)      (0.006)      (0.014)      (0.044)
   Net realized gains on investments....     (0.000)       (0.000)      (0.000)      (0.000)      (0.000)      (0.000)
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total distributions....................     (0.016)       (0.016)      (0.003)      (0.006)      (0.014)      (0.044)
                                           ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           =========     ==========   ==========   ==========   ==========   ==========
Total Return............................      1.57%(a)      1.64%        0.28%        0.64%        1.39%        4.54%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 232,466     $ 238,365    $ 250,634    $ 236,931    $ 241,906    $ 484,681
Ratios to average net assets:
   Expenses (net of fees waived)(b).....      0.87%(c)      0.87%        0.84%        0.79%        0.89%        0.93%
   Net investment income................      3.15%(c)      1.62%        0.28%        0.64%        1.46%        4.42%
   Expenses paid indirectly.............      0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                          U.S. Government Portfolio
Class B shares                         Six Months Ended                      Year Ended August 31,
--------------                         February 28, 2006 --------------------------------------------------------------
                                          (Unaudited)       2005         2004         2003         2002         2001
                                           ---------     ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           ---------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income................      0.017         0.019        0.005        0.008        0.017        0.048
   Net realized and unrealized gain (loss)
   on investments.......................      0.000         0.000        0.000        0.000         --          0.000
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total from investment operations.......      0.017         0.019        0.005        0.008        0.017        0.048
Less distributions from:
   Dividends from net investment income.     (0.017)       (0.019)      (0.005)      (0.008)      (0.017)      (0.048)
   Net realized gains on investments....     (0.000)       (0.000)      (0.000)      (0.000)      ( --  )      (0.000)
                                           ---------     ----------   ----------   ----------   ----------   ----------
 Total distributions....................     (0.017)       (0.019)      (0.005)      (0.008)      (0.017)      (0.048)
                                           ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                           =========     ==========   ==========   ==========   ==========   ==========
Total Return............................      1.71%(a)      1.91%        0.53%        0.84%        1.69%        4.91%
Ratios/Supplemental Data
Net assets, end of period (000's).......   $ 228,827     $ 233,389    $ 290,512    $ 331,130    $ 400,833    $ 216,573
Ratios to average net assets:
   Expenses (net of fees waived) (b)....      0.60%(c)      0.60%        0.60%        0.59%        0.58%        0.58%
   Net investment income................      3.43%(c)      1.85%        0.52%        0.84%        1.61%        4.77%
   Expenses paid indirectly.............      0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





STIF2/06S



--------------------------------------------------------------------------------

SHORT TERM
INCOME
FUND, INC.













                               Semi-Annual Report
                                February 28, 2006
                                   (Unaudited)






















--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS


Not Applicable.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT


Not Applicable.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not Applicable.


ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS


Not applicable.


ITEM 6:    SCHEDULE OF INVESTMENTS


Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.


ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not applicable.


ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


Not applicable.


ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


ITEM 10:   CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 11:   EXHIBITS


(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.


(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


 By (Signature and Title)*       /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date:   May 4, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President


Date:   May 4, 2006


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer


Date:   May 4, 2006


* Print the name and title of each signing officer under his or her signature.